Goodwill and Intangible Assets, Net (Tables)	3 Months Ended	12 Months Ended
	Apr. 30, 2020	Jan. 31, 2020
Goodwill and Intangible Assets, Net
Intangible Assets by Major Asset Class

		April 30, 2020			January 31, 2020
	Useful Life	Original	Accumulated	Net Book	Original	Accumulated	Net Book
	(Years)	Cost	Amortization	Value	Cost	Amortization	Value
Customer contracts and relationships	20	$8.3	$2.9	$5.4	$43.0	$2.4	$40.6
Covenants not to compete	1.5 - 3	2.5	2.4	0.1	4.7	1.9	2.8
Developed technologies	15	1.0	1.0	-	3.3	0.9	2.4
		$11.8	$6.3	$5.5	$51.0	$5.2	$45.8

		January 31, 2020			January 31, 2019
	Useful Life	Original	Accumulated	Net Book	Original	Accumulated	Net Book
	(Years)	Cost	Amortization	Value	Cost	Amortization	Value
Customer contracts and relationships	20	$43.0	$2.4	$40.6	$24.9	$0.3	$24.6
Covenants not to compete	1.5 - 3	4.7	1.9	2.8	3.4	0.3	3.1
Developed technologies	15	3.3	0.9	2.4	3.3	0.7	2.6
		$51.0	$5.2	$45.8	$31.6	$1.3	$30.3

Schedule of activity for carrying amount of goodwill

Balance, January 31, 2020	$28.3
Goodwill impairment	(28.3)
Balance, April 30, 2020	$—

Balance, January 31, 2018	$—
Acquisitions	43.2
Balance, January 31, 2019	43.2
Acquisitions	31.8
Purchase price adjustments	0.3
Goodwill impairment	(47.0)
Balance, January 31, 2020	$28.3